Prepayment and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayment and Other Current Assets
Prepayments for services	¥ 31,988		¥ 21,413
Prepaid rental and other deposits	18,241		12,715
Prepayments to inventory suppliers	15,389
Loan receivables, net	15,074
Receivable from other online retail platform	6,627
Receivable related to exercise of share options	310		134
Staff advances	432		212
VAT receivables	422		1,684
Interest receivable	284		6,755
Others	3,075		277
Total	¥ 91,842	$ 14,412	¥ 43,190